Other Assets (Details) - Schedule Of Other Assets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Other Assets [Abstract]
Spare parts		$ 55	$ 175
Prepaids		55	70
Deposits and other		285	673
Total	$ 374	$ 395	$ 918